Segment information - Schedule of Revenue by Top Country (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of operating segments [line items]
Revenue	€ 422,303	€ 311,490	€ 125,948
Significant countries
Disclosure of operating segments [line items]
Revenue	€ 223,621	€ 158,657	€ 68,329
% of Total Revenue	53.00%	51.00%	54.00%
Italy
Disclosure of operating segments [line items]
Revenue	€ 66,456	€ 47,019	€ 15,333
% of Total Revenue	16.00%	15.00%	12.00%
France
Disclosure of operating segments [line items]
Revenue	€ 45,752	€ 41,787	€ 21,037
% of Total Revenue	11.00%	14.00%	17.00%
Australia
Disclosure of operating segments [line items]
Revenue	€ 53,555	€ 40,974	€ 14,046
% of Total Revenue	13.00%	13.00%	11.00%
United Kingdom
Disclosure of operating segments [line items]
Revenue	€ 29,427	€ 24,840	€ 15,470
% of Total Revenue	7.00%	8.00%	12.00%
Singapore
Disclosure of operating segments [line items]
Revenue	€ 23,179
% of Total Revenue	5.00%
Switzerland
Disclosure of operating segments [line items]
Revenue	€ 5,252	€ 4,037	€ 2,443
% of Total Revenue	1.00%	1.00%	2.00%
TFS
Disclosure of operating segments [line items]
Revenue	€ 311,740	€ 228,818	€ 89,559
TFS | Significant countries
Disclosure of operating segments [line items]
Revenue	127,600	90,501	37,275
TFS | Italy
Disclosure of operating segments [line items]
Revenue	62,435	43,280	12,912
TFS | France
Disclosure of operating segments [line items]
Revenue	43,845	39,996	20,118
TFS | Australia
Disclosure of operating segments [line items]
Revenue	495	303	49
TFS | United Kingdom
Disclosure of operating segments [line items]
Revenue	1,010	2,917	1,838
TFS | Singapore
Disclosure of operating segments [line items]
Revenue	14,568
TFS | Switzerland
Disclosure of operating segments [line items]
Revenue	5,247	4,005	2,358
Payments
Disclosure of operating segments [line items]
Revenue	83,023	61,805	23,325
Payments | Significant countries
Disclosure of operating segments [line items]
Revenue	68,480	47,289	17,990
Payments | Italy
Disclosure of operating segments [line items]
Revenue	4,021	3,739	2,421
Payments | France
Disclosure of operating segments [line items]
Revenue	1,907	1,791	919
Payments | Australia
Disclosure of operating segments [line items]
Revenue	53,060	40,671	13,997
Payments | United Kingdom
Disclosure of operating segments [line items]
Revenue	877	1,056	568
Payments | Singapore
Disclosure of operating segments [line items]
Revenue	8,611
Payments | Switzerland
Disclosure of operating segments [line items]
Revenue	4	32	85
Post-Purchase Solutions
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Post-Purchase Solutions | Significant countries
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Post-Purchase Solutions | Italy
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | France
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | Australia
Disclosure of operating segments [line items]
Revenue	0	0	0
Post-Purchase Solutions | United Kingdom
Disclosure of operating segments [line items]
Revenue	27,540	20,867	13,064
Post-Purchase Solutions | Singapore
Disclosure of operating segments [line items]
Revenue	0
Post-Purchase Solutions | Switzerland
Disclosure of operating segments [line items]
Revenue	€ 0	€ 0	€ 0